Leases (Details) - Schedule of lease - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Assets :
Operating lease assets (in Dollars)	$ 944
Liabilities:
Operating lease liabilities, current (in Dollars)	538	$ 557
Operating lease liabilities, non-current (in Dollars)	$ 565
Weighted Average Discount Rate
Vehicles	3.50%
Facilities rent	3.50%
Maximum [Member]
Remaining Lease Term
Vehicles	1 month 28 days
Facilities rent	1 year 3 months
Minimum [Member]
Remaining Lease Term
Vehicles	2 years 8 months 1 day
Facilities rent	4 years 9 months